Offsetting Financial Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Information about Impact of Offsetting of Financial Assets and Liabilities
	Amounts subject to enforceable netting arrangements							Balance sheet total(3) £m
	Effects of offsetting on balance sheet			Related amounts not offset			Assets not subject to enforceable netting arrangements(2) £m
2018	Gross amount £m	Amount offset £m	Net amount on balance sheet £m	Financial instruments £m	Financial collateral(1) £m	Net amount £m
Assets
Derivative financial instruments	7,088	(1,872)	5,216	(933)	(2,133)	2,150	105	5,321
Reverse repurchase, securities borrowing & similar agreements:
– Amortised cost	24,733	(3,606)	21,127	(2,721)	(18,406)	—	—	21,127
– Fair value	2,272	—	2,272	—	(2,272)	—	—	2,272
Loans and advances to customers and banks(4)	6,820	(1,308)	5,512	—	—	5,512	199,622	205,134

	40,913	(6,786)	34,127	(3,654)	(22,811)	7,662	199,727	233,854

Liabilities
Derivative financial instruments	3,412	(1,872)	1,540	(933)	(303)	304	54	1,594
Repurchase, securities lending & similar agreements:
– Amortised cost	14,516	(3,606)	10,910	(2,721)	(8,189)	—	—	10,910
– Fair value	2,110	—	2,110	—	(2,110)	—	—	2,110
Deposits by customers and banks(4)	2,879	(1,308)	1,571	—	(502)	1,069	189,945	191,516

	22,917	(6,786)	16,131	(3,654)	(11,104)	1,373	189,999	206,130

2017
Assets
Derivative financial instruments	30,155	(10,479)	19,676	(14,772)	(2,785)	2,119	266	19,942
Reverse repurchase, securities borrowing & similar agreements:
– Amortised cost	2,614	—	2,614	—	(2,614)	—	—	2,614
– Fair value	15,224	(6,354)	8,870	(355)	(8,515)	—	—	8,870
Loans and advances to customers and banks(4)	5,974	(1,459)	4,515	—	—	4,515	198,283	202,798

	53,967	(18,292)	35,675	(15,127)	(13,914)	6,634	198,549	234,224

Liabilities
Derivative financial instruments	27,839	(10,479)	17,360	(14,772)	(1,951)	637	253	17,613
Repurchase, securities lending & similar agreements:
– Amortised cost	1,076	—	1,076	—	(1,076)	—	—	1,076
– Fair value	31,858	(6,354)	25,504	(355)	(25,149)	—	—	25,504
Deposits by customers and banks(4)	2,688	(1,459)	1,229	—	(502)	727	188,900	190,129

	63,461	(18,292)	45,169	(15,127)	(28,678)	1,364	189,153	234,322

(1)	Financial collateral is reflected at its fair value, but has been limited to the net balance sheet exposure so as not to include any over-collateralisation.
(2)	This column includes contractual rights of set-off that are subject to uncertainty under the laws of the relevant jurisdiction.
(3)

The balance sheet total is the sum of ‘Net amounts reported on the balance sheet’ that are subject to enforceable netting arrangements and ‘Amounts not subject to enforceable netting arrangements’. (4) The amounts offset within loans and advances to customers/banks or deposits by customers/banks relate to offset mortgages which are classified as either and that are subject to netting.